Supplemental Information - Supplemental Information of Income Statement (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Revenues
Net sales	$ 5,625	$ 7,211
Finance and interest income	335	329
Total Revenues	5,960	7,540
Costs and Expenses
Cost of goods sold	4,716	5,877
Selling, general and administrative expenses	567	752
Research and development expenses	190	257
Restructuring expenses	12	12
Interest expense	284	311
Interest compensation to Financial Services	0
Other, net	100	112
Total Costs and Expenses	5,869	7,321
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	91	219
Income taxes	77	143
Equity income of unconsolidated subsidiaries and affiliates	9	25
Net Income	23	101
Industrial Activities [Member]
Revenues
Net sales	5,625	7,213
Finance and interest income	71	60
Total Revenues	5,696	7,273
Costs and Expenses
Cost of goods sold	4,716	5,879
Selling, general and administrative expenses	496	665
Research and development expenses	190	257
Restructuring expenses	12	12
Interest expense	174	195
Interest compensation to Financial Services	71	86
Other, net	73	89
Total Costs and Expenses	5,732	7,183
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(36)	90
Income taxes	30	95
Equity income of unconsolidated subsidiaries and affiliates	4	21
Results from intersegment investments	85	85
Net Income	23	101
Financial services [Member]
Revenues
Net sales	0
Finance and interest income	413	440
Total Revenues	413	440
Costs and Expenses
Cost of goods sold	0
Selling, general and administrative expenses	71	87
Research and development expenses	0
Restructuring expenses	0
Interest expense	156	172
Interest compensation to Financial Services	0
Other, net	59	52
Total Costs and Expenses	286	311
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	127	129
Income taxes	47	48
Equity income of unconsolidated subsidiaries and affiliates	5	4
Results from intersegment investments	0	1
Net Income	$ 85	$ 86